DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 11:-	DISCONTINUED OPERATIONS

During 2020, the Company’s research and development team in Israel developed a nasal powder that creates a hostile microenvironment in the nose where many airborne viruses can’t survive, which was marketed as Taffix (“Taffix”). At the end of 2021, the Company started the wind-down of Taffix by selling off all the manufacturing equipment, ceasing marketing efforts, seeking alternatives, fulling final orders but not accepting new orders, disposal of inventory and terminating of engagements with employee contractors and manufacturers. As of December 2022, the Company was no longer engaged in the development, production, marketing or sales of Taffix.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

In accordance with applicable accounting guidance, the results of Taffix are presented as net income (loss) from discontinued operations in the statements of operations. Further, the Company reclassified the liabilities of Taffix current liabilities related to discontinued operations on the balance sheets as of June 30, 2025 and December 31, 2024. The statements of cash flows are presented on a basis for both continuing operations and discontinued operations.

The following table presents key components of “Net income (loss)  from discontinued operations”:

	Six Months Ended June 30
	2025	2024

Other income (expense), net	58	14
Net income (loss) from discontinued operations	$58	$14

The following table presents liabilities that are classified as discontinued operations on the balance sheets:

	June 30,2025	December 31, 2024

Liabilities
Current Liabilities:
Accounts payable	$161	$142
Accrued expense and other current liabilities	99	92
Advances from customers	287	255

Current liabilities related to discontinued operations	$547	$489

NOTE 13:-	DISCONTINUED OPERATIONS

During 2020, the Company’s research and development team in Israel developed a nasal powder that creates a hostile microenvironment in the nose where many airborne viruses can’t survive, which was marketed as Taffix (“Taffix”). At the end of 2021, the Company started the wind-down of Taffix by selling of all the manufacturing equipment, ceasing marketing efforts, seeking alternatives, fulling final orders but not accepting new orders, disposal of inventory and terminating of engagements with employee contractors and manufacturers. As of December 2022, the Company was no longer engaged in the development, production, marketing or sales of Taffix.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

In accordance with applicable accounting guidance, the results of Taffix are presented as net income (loss)  from discontinued operations in the consolidated statements of operations. Further, the Company reclassified the liabilities of Taffix current liabilities related to discontinued operations on the consolidated balance sheets as of December 31, 2024 and 2023. The consolidated statements of cash flows are presented on a consolidated basis for both continuing operations and discontinued operations.

The following table presents key components of “Net income (loss)  from discontinued operations”:

	Year ended December 31,
	2024	2023

General and administrative expense	(4)	(44)
Other income (expense), net	24	(2)
Net income (loss) from discontinued operations	$20	$(46)

The following table presents liabilities that are classified as discontinued operations on the consolidated balance sheets:

	December 31, 2024	December 31, 2023
Liabilities
Current Liabilities:
Accounts payable	$142	$158
Accrued expense and other current liabilities	92	85
Advances from customers	255	270

Current liabilities related to discontinued operations	$489	$513